BUSINESS ACQUISITION - Assets and liabilities of Naperville (Details) - ARS ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	May 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 388,241		$ 424,356	$ 331,267	$ 319,801
Total current investments		40,961		329,258
Trade receivables		361,010		352,894
PP&E		5,281,751		6,033,942
Intangible assets		2,312,933		2,407,444
Trade payables		542,367		947,795
Less: non-controlling interests		(133,893)		(205,972)
Goodwill		$ 4,113,535		$ 4,100,682	$ 4,092,046
Naperville Investments LLC | Televisin Dirigida
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			$ 642
Investment			1,613
Trade receivables			420
Property, plant and equipment			2,019
Customer Relationship recognized			1,643
Trade payables			(1,343)
Other assets / liabilities, net			(2,706)
Net identifiable assets acquired			2,288
Less: non-controlling interests			(1,394)
Goodwill recognized as of acquisition date			13,689
Total			$ 14,583
Cash and cash equivalents	$ 1,033
Total current investments	2,597
Trade receivables	676
PP&E	3,248
Intangible assets	2,645
Trade payables	2,161
Other assets / liabilities, net	(4,266)
Net Assets Acquired	3,772
Less: non-controlling interests	(2,297)
Goodwill	21,999
Net identifiable assets, including goodwill	$ 23,474